Segment Reporting	12 Months Ended
Dec. 31, 2017
Segment Reporting
Segment Reporting

25. Segment Reporting

        The Group determines its operating segments from both business and geographic perspectives as follows:

(i)

Innovation Platform (Drug research and development ("Drug R&D")): focuses on discovering and developing innovative therapeutics in oncology and autoimmune diseases, and the provision of research and development services; and

(ii)

Commercial Platform: comprises of the manufacture, marketing and distribution of prescription and over-the-counter pharmaceuticals in the PRC as well as consumer health products through Hong Kong. The Commercial Platform is further segregated into two core business areas:

	(a)	Prescription Drugs: comprises the development, manufacture, distribution, marketing and sale of prescription pharmaceuticals; and
	(b)	Consumer Health: comprises the development, manufacture, distribution, marketing and sale of over-the-counter pharmaceuticals and consumer health products.

        Innovation Platform and Prescription Drugs businesses under the Commercial Platform are primarily located in the PRC. The locations for Consumer Health business under the Commercial Platform are further segregated into the PRC and Hong Kong.

        The performance of the reportable segments is assessed based on three measurements: (a) losses or earnings of subsidiaries before interest income, interest expense, income tax expenses and equity in earnings of equity investees, net of tax ("Adjusted (LBIT)/EBIT" or "Adjusted LBIT"), (b) equity in earnings of equity investees, net of tax and (c) operating (loss)/profit.

        The segment information is as follows:

	Year ended December 31, 2017
	Innovation Platform	Commercial Platform
	Drug R&D	Prescription Drugs	Consumer Health
	PRC	PRC	PRC	Hong Kong	Subtotal	Unallocated	Total
	(in US$'000)
Revenue from external customers	35,997	166,435	9,858	28,913	205,206	—	241,203

Adjusted (LBIT)/EBIT	(47,503)	3,272	578	3,029	6,879	(12,677)	(53,301)
Interest income	64	37	13	13	63	1,093	1,220
Equity in earnings of equity investees, net of tax	(4,547)	27,812	10,388	—	38,200	—	33,653

Operating (loss)/profit	(51,986)	31,121	10,979	3,042	45,142	(11,584)	(18,428)
Interest expense	—	—	—	66	66	1,389	1,455
Income tax expense	26	934	(457)	509	986	2,068	3,080
Net (loss)/income attributable to ordinary shareholders of the Company	(51,880)	28,999	9,773	1,261	40,033	(14,890)	(26,737)
Depreciation/amortization	2,400	116	17	18	151	27	2,578
Additions to non-current assets (other than financial instrument and deferred tax assets)	5,936	56	43	8	107	30	6,073

	As at December 31, 2017
	Innovation Platform	Commercial Platform
	Drug R&D	Prescription Drugs	Consumer Health
	PRC	PRC	PRC	Hong Kong	Subtotal	Unallocated	Total
	(in US$'000)
Total assets	63,268	122,665	58,961	13,794	195,420	339,244	597,932
Property, plant and equipment	13,917	160	61	30	251	52	14,220
Leasehold land	1,261	—	—	—	—	—	1,261
Goodwill	—	2,901	407	—	3,308	—	3,308
Other intangible asset	—	430	—	—	430	—	430
Investments in equity investees	19,512	69,417	55,308	—	124,725	—	144,237

	Year ended December 31, 2016
	Innovation Platform	Commercial Platform
	Drug R&D	Prescription Drugs	Consumer Health
	PRC	PRC	PRC	Hong Kong	Subtotal	Unallocated	Total
	(inUS$'000)
Revenue from external customers	35,228	149,861	6,984	24,007	180,852	—	216,080

Adjusted (LBIT)/EBIT	(36,657)	2,377	(493)	1,852	3,736	(13,306)	(46,227)
Interest income	52	31	34	1	66	384	502
Equity in earnings of equity investees, net of tax	(4,232)	60,288	10,188	—	70,476	—	66,244

Operating (loss)/profit	(40,837)	62,696	9,729	1,853	74,278	(12,922)	20,519
Interest expense	—	—	—	79	79	1,552	1,631
Income tax expense	—	777	(497)	289	569	3,762	4,331
Net (loss)/income attributable to ordinary shareholders of the Company	(40,735)	61,120	8,384	833	70,337	(17,904)	11,698
Depreciation/amortization	2,176	102	3	19	124	41	2,341
Additions to non-current assets (other than financial instrument and deferred tax assets)	4,138	67	20	51	138	51	4,327

	As at December 31, 2016
	Innovation Platform	Commercial Platform
	Drug R&D	Prescription Drugs	Consumer Health
	PRC	PRC	PRC	Hong Kong	Subtotal	Unallocated	Total
	(in US$'000)
Total assets	53,774	134,681	67,161	10,701	212,543	76,120	342,437
Property, plant and equipment	9,686	145	34	40	219	49	9,954
Leasehold land	1,220	—	—	—	—	—	1,220
Goodwill	—	2,730	407	—	3,137	—	3,137
Other intangible asset	—	469	—	—	469	—	469
Investments in equity investees	17,031	77,939	63,536	—	141,475	—	158,506

	Year ended December 31, 2015
	Innovation Platform	Commercial Platform
	Drug R&D	Prescription Drugs	Consumer Health
	PRC	PRC	PRC	Hong Kong	Subtotal	Unallocated	Total
	(in US$'000)
Revenue from external customers	52,016	105,478	3,028	17,681	126,187	—	178,203

Adjusted (LBIT)/EBIT	(119)	676	(169)	1,211	1,718	(11,186)	(9,587)
Interest income	79	114	29	1	144	228	451
Equity in earnings of equity investees, net of tax	(3,770)	15,653	10,689	—	26,342	—	22,572

Operating (loss)/profit	(3,810)	16,443	10,549	1,212	28,204	(10,958)	13,436
Interest expense	—	—	—	85	85	1,319	1,404
Income tax expense	—	239	—	148	387	1,218	1,605
Net (loss)/income attributable to ordinary shareholders of the Company	(3,810)	15,934	8,640	581	25,155	(13,352)	7,993
Depreciation/amortization	1,864	94	11	5	110	41	2,015
Additions to non-current assets (other than financial instrument and deferred tax assets)	3,218	88	5	4	97	9	3,324

        Revenue from external customers is after elimination of inter-segment sales. The amount eliminated attributable to sales within Consumer Health business from Hong Kong to the PRC was US$2,536,000, US$1,306,000 and US$2,874,000 for the years ended December 31, 2017, 2016 and 2015 respectively. Sales between segments are carried out at mutually agreed terms.

        There were no customers who accounted for over 10% of the Group's revenue for the years ended December 31, 2017 and 2016. There was one customer under the Innovation Platform which accounted for 23% of the Group's revenue for the year ended December 31, 2015.

        Unallocated expenses mainly represent corporate expenses which include corporate employee benefit expenses and the relevant share-based compensation expenses. Unallocated assets mainly comprise cash and cash equivalents and short-term investments.

        A reconciliation of Adjusted LBIT to net (loss)/income is as follows:

	Year Ended December 31,
	2017	2016	2015
	(in US$'000)
Adjusted LBIT	(53,301)	(46,227)	(9,587)
Interest income	1,220	502	451
Equity in earnings of equity investees, net of tax	33,653	66,244	22,572
Interest expense	(1,455)	(1,631)	(1,404)
Income tax expense	(3,080)	(4,331)	(1,605)

Net (loss)/income	(22,963)	14,557	10,427